Share Capital	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Share Capital
13	SHARE CAPITAL
On September 19, 2018, the Company was incorporated as limited liability company with authorized share capital of US$50 dividend into 50,000 ordinary shares with par value of US$1.00 each. As of December 31, 2018, one ordinary share was issued and outstanding.
On August 26, 2019, the Company has completed its share subdivision on a
100,000-for-1
basis,
which resulted in increases in the number of shares authorized from
50,000 shares to 5,000,000,000 shares, shares issued and outstanding from 1 to 100,000 shares, respectively, after the effect of share subdivision.
As further described in Note 23(a), on January 12, 2021, the Company issued 70,488,700 ordinary shares to the respective shareholders of the Parent to mirror the shareholding structure of the Parent. At the same time, the Parent surrendered 100,000 issued shares in the Company pursuant to a form of surrender letter. Accordingly, all share and per share data shown in the consolidated financial statements have been retrospectively revised to give effects to the nominal issuance of the 70,488,700 new shares and the surrender of the 100,000 old shares.